Columbia Variable Portfolio – Large Cap Index Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 9.1%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	317,213	8,970,784
Verizon Communications, Inc.	186,032	8,438,411
Total		17,409,195
Entertainment 1.4%
Electronic Arts, Inc.	10,480	1,514,570
Live Nation Entertainment, Inc.(a)	6,929	904,789
Netflix, Inc.(a)	18,903	17,627,614
Take-Two Interactive Software, Inc.(a)	7,254	1,503,391
TKO Group Holdings, Inc.	2,943	449,720
Walt Disney Co. (The)	79,888	7,884,946
Warner Bros Discovery, Inc.(a)	98,651	1,058,525
Total		30,943,555
Interactive Media & Services 6.1%
Alphabet, Inc., Class A	257,767	39,861,089
Alphabet, Inc., Class C	208,910	32,638,009
Match Group, Inc.	11,096	346,195
Meta Platforms, Inc., Class A	96,774	55,776,663
Total		128,621,956
Media 0.5%
Charter Communications, Inc., Class A(a)	4,266	1,572,149
Comcast Corp., Class A	166,670	6,150,123
Fox Corp., Class A	9,627	544,888
Fox Corp., Class B	5,830	307,299
Interpublic Group of Companies, Inc. (The)	16,462	447,108
News Corp., Class A	16,706	454,737
News Corp., Class B	4,937	149,937
Omnicom Group, Inc.	8,683	719,908
Paramount Global, Class B	26,292	314,452
Total		10,660,601
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	21,191	5,651,852
Total Communication Services		193,287,159
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Automobile Components 0.0%
Aptiv PLC(a)	10,139	603,271
Automobiles 1.7%
Ford Motor Co.	172,018	1,725,341
General Motors Co.	43,970	2,067,909
Tesla, Inc.(a)	123,663	32,048,503
Total		35,841,753
Broadline Retail 3.8%
Amazon.com, Inc.(a)	416,810	79,302,270
eBay, Inc.	21,168	1,433,709
Total		80,735,979
Distributors 0.1%
Genuine Parts Co.	6,144	731,996
LKQ Corp.	11,488	488,699
Pool Corp.	1,682	535,465
Total		1,756,160
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A(a)	19,129	2,285,150
Booking Holdings, Inc.	1,463	6,739,909
Caesars Entertainment, Inc.(a)	9,390	234,750
Carnival Corp.(a)	46,303	904,298
Chipotle Mexican Grill, Inc.(a)	59,894	3,007,278
Darden Restaurants, Inc.	5,177	1,075,573
Domino’s Pizza, Inc.	1,526	701,121
DoorDash, Inc., Class A(a)	14,992	2,740,088
Expedia Group, Inc.	5,450	916,145
Hilton Worldwide Holdings, Inc.	10,632	2,419,312
Las Vegas Sands Corp.	15,186	586,635
Marriott International, Inc., Class A	10,112	2,408,678
McDonald’s Corp.	31,668	9,892,133
MGM Resorts International(a)	9,887	293,051
Norwegian Cruise Line Holdings Ltd.(a)	19,431	368,412
Royal Caribbean Cruises Ltd.	10,942	2,247,924
Starbucks Corp.	50,197	4,923,824

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	3,958	330,493
Yum! Brands, Inc.	12,333	1,940,721
Total		44,015,495
Household Durables 0.3%
D.R. Horton, Inc.	12,533	1,593,320
Garmin Ltd.	6,789	1,474,095
Lennar Corp., Class A	10,319	1,184,415
Mohawk Industries, Inc.(a)	2,315	264,327
NVR, Inc.(a)	132	956,259
PulteGroup, Inc.	8,947	919,752
Total		6,392,168
Leisure Products 0.0%
Hasbro, Inc.	5,795	356,335
Specialty Retail 1.9%
AutoZone, Inc.(a)	742	2,829,083
Best Buy Co., Inc.	8,598	632,899
CarMax, Inc.(a)	6,797	529,622
Home Depot, Inc. (The)	43,898	16,088,178
Lowe’s Companies, Inc.	24,953	5,819,788
O’Reilly Automotive, Inc.(a)	2,540	3,638,753
Ross Stores, Inc.	14,580	1,863,178
TJX Companies, Inc. (The)	49,678	6,050,780
Tractor Supply Co.	23,607	1,300,746
Ulta Beauty, Inc.(a)	2,049	751,041
Williams-Sonoma, Inc.	5,440	860,064
Total		40,364,132
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	6,707	749,909
lululemon athletica, Inc.(a)	4,951	1,401,430
NIKE, Inc., Class B	52,200	3,313,656
Ralph Lauren Corp.	1,762	388,944
Tapestry, Inc.	9,148	644,111
Total		6,498,050
Total Consumer Discretionary		216,563,343
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.0%
Beverages 1.3%
Brown-Forman Corp., Class B	8,048	273,149
Coca-Cola Co. (The)	171,099	12,254,110
Constellation Brands, Inc., Class A	6,868	1,260,415
Keurig Dr. Pepper, Inc.	52,762	1,805,516
Molson Coors Beverage Co., Class B	7,609	463,160
Monster Beverage Corp.(a)	30,943	1,810,784
PepsiCo, Inc.	60,608	9,087,564
Total		26,954,698
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	19,616	18,552,420
Dollar General Corp.	9,719	854,592
Dollar Tree, Inc.(a)	8,933	670,600
Kroger Co. (The)	29,419	1,991,372
Sysco Corp.	21,620	1,622,365
Target Corp.	20,249	2,113,186
Walgreens Boots Alliance, Inc.	31,696	354,044
Walmart, Inc.	191,702	16,829,519
Total		42,988,098
Food Products 0.7%
Archer-Daniels-Midland Co.	21,147	1,015,268
Bunge Global SA	5,899	450,802
ConAgra Foods, Inc.	21,093	562,550
General Mills, Inc.	24,360	1,456,484
Hershey Co. (The)	6,529	1,116,655
Hormel Foods Corp.	12,859	397,857
JM Smucker Co. (The)	4,703	556,882
Kellanova	11,881	980,064
Kraft Heinz Co. (The)	38,550	1,173,077
Lamb Weston Holdings, Inc.	6,303	335,950
McCormick & Co., Inc.	11,159	918,497
Mondelez International, Inc., Class A	57,162	3,878,442
The Campbell’s Co.	8,695	347,104
Tyson Foods, Inc., Class A	12,647	807,005
Total		13,996,637
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Church & Dwight Co., Inc.	10,870	1,196,678
Clorox Co. (The)	5,444	801,629
Colgate-Palmolive Co.	35,863	3,360,363
Kimberly-Clark Corp.	14,658	2,084,661
Procter & Gamble Co. (The)	103,622	17,659,261
Total		25,102,592
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	10,348	682,968
Kenvue, Inc.	84,726	2,031,730
Total		2,714,698
Tobacco 0.7%
Altria Group, Inc.	74,896	4,495,258
Philip Morris International, Inc.	68,711	10,906,497
Total		15,401,755
Total Consumer Staples		127,158,478
Energy 3.6%
Energy Equipment & Services 0.2%
Baker Hughes Co.	43,754	1,922,988
Halliburton Co.	38,362	973,244
Schlumberger NV	61,905	2,587,629
Total		5,483,861
Oil, Gas & Consumable Fuels 3.4%
APA Corp.	16,348	343,635
Chevron Corp.	73,857	12,355,538
ConocoPhillips Co.	56,382	5,921,238
Coterra Energy, Inc.	32,544	940,522
Devon Energy Corp.	29,029	1,085,685
Diamondback Energy, Inc.	8,258	1,320,289
EOG Resources, Inc.	24,855	3,187,405
EQT Corp.	26,368	1,408,842
Expand Energy Corp.	9,293	1,034,497
Exxon Mobil Corp.	192,364	22,877,850
Hess Corp.	12,214	1,950,942
Kinder Morgan, Inc.	85,426	2,437,204
Marathon Petroleum Corp.	13,964	2,034,415
Occidental Petroleum Corp.	29,856	1,473,692
ONEOK, Inc.	27,418	2,720,414
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	18,250	2,253,510
Targa Resources Corp.	9,636	1,931,729
Texas Pacific Land Corp.	833	1,103,717
Valero Energy Corp.	13,990	1,847,659
Williams Companies, Inc. (The)	53,869	3,219,211
Total		71,447,994
Total Energy		76,931,855
Financials 14.5%
Banks 3.4%
Bank of America Corp.	292,609	12,210,574
Citigroup, Inc.	82,951	5,888,692
Citizens Financial Group, Inc.	19,318	791,458
Fifth Third Bancorp	29,602	1,160,398
Huntington Bancshares, Inc.	64,243	964,287
JPMorgan Chase & Co.	123,564	30,310,249
KeyCorp	44,019	703,864
M&T Bank Corp.	7,332	1,310,595
PNC Financial Services Group, Inc. (The)	17,497	3,075,448
Regions Financial Corp.	40,170	872,894
Truist Financial Corp.	58,154	2,393,037
U.S. Bancorp	68,938	2,910,562
Wells Fargo & Co.	145,340	10,433,959
Total		73,026,017
Capital Markets 3.2%
Ameriprise Financial, Inc.(b)	4,251	2,057,952
Bank of New York Mellon Corp. (The)	31,715	2,659,937
Blackrock, Inc.	6,434	6,089,652
Blackstone, Inc.	32,345	4,521,184
Cboe Global Markets, Inc.	4,626	1,046,818
Charles Schwab Corp. (The)	75,307	5,895,032
CME Group, Inc.	15,925	4,224,743
FactSet Research Systems, Inc.	1,681	764,250
Franklin Resources, Inc.	13,699	263,706
Goldman Sachs Group, Inc. (The)	13,789	7,532,793
Intercontinental Exchange, Inc.	25,391	4,379,947
Invesco Ltd.	19,798	300,336
KKR & Co., Inc., Class A	29,831	3,448,762
MarketAxess Holdings, Inc.	1,666	360,439
Moody’s Corp.	6,841	3,185,785

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	54,682	6,379,749
MSCI, Inc.	3,432	1,940,796
Nasdaq, Inc.	18,287	1,387,252
Northern Trust Corp.	8,660	854,309
Raymond James Financial, Inc.	8,150	1,132,116
S&P Global, Inc.	13,920	7,072,752
State Street Corp.	12,748	1,141,328
T. Rowe Price Group, Inc.	9,838	903,817
Total		67,543,455
Consumer Finance 0.6%
American Express Co.	24,526	6,598,720
Capital One Financial Corp.	16,846	3,020,488
Discover Financial Services	11,092	1,893,405
Synchrony Financial	17,179	909,456
Total		12,422,069
Financial Services 4.9%
Apollo Global Management, Inc.	19,753	2,704,976
Berkshire Hathaway, Inc., Class B(a)	81,000	43,138,980
Corpay, Inc.(a)	3,081	1,074,406
Fidelity National Information Services, Inc.	23,408	1,748,109
Fiserv, Inc.(a)	25,141	5,551,887
Global Payments, Inc.	10,942	1,071,441
Jack Henry & Associates, Inc.	3,221	588,155
MasterCard, Inc., Class A	35,989	19,726,291
PayPal Holdings, Inc.(a)	43,716	2,852,469
Visa, Inc., Class A	76,157	26,689,982
Total		105,146,696
Insurance 2.4%
Aflac, Inc.	21,873	2,432,059
Allstate Corp. (The)	11,711	2,424,997
American International Group, Inc.	26,220	2,279,567
Aon PLC, Class A	9,557	3,814,103
Arch Capital Group Ltd.	16,566	1,593,318
Arthur J Gallagher & Co.	11,240	3,880,498
Assurant, Inc.	2,266	475,293
Brown & Brown, Inc.	10,488	1,304,707
Chubb Ltd.	16,468	4,973,171
Cincinnati Financial Corp.	6,911	1,020,893
Common Stocks (continued)
Issuer	Shares	Value ($)
Erie Indemnity Co., Class A	1,102	461,793
Everest Group Ltd.	1,899	689,964
Globe Life, Inc.	3,710	488,681
Hartford Insurance Group, Inc. (The)	12,709	1,572,485
Loews Corp.	7,807	717,541
Marsh & McLennan Companies, Inc.	21,704	5,296,427
MetLife, Inc.	25,583	2,054,059
Principal Financial Group, Inc.	9,299	784,557
Progressive Corp. (The)	25,888	7,326,563
Prudential Financial, Inc.	15,644	1,747,122
Travelers Companies, Inc. (The)	10,019	2,649,625
Willis Towers Watson PLC	4,411	1,490,697
WR Berkley Corp.	13,268	944,151
Total		50,422,271
Total Financials		308,560,508
Health Care 11.1%
Biotechnology 1.9%
AbbVie, Inc.	78,013	16,345,284
Amgen, Inc.	23,740	7,396,197
Biogen, Inc.(a)	6,468	885,081
Gilead Sciences, Inc.	55,074	6,171,042
Incyte Corp.(a)	7,098	429,784
Moderna, Inc.(a)	14,965	424,258
Regeneron Pharmaceuticals, Inc.	4,649	2,948,535
Vertex Pharmaceuticals, Inc.(a)	11,348	5,501,737
Total		40,101,918
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	76,648	10,167,357
Align Technology, Inc.(a)	3,101	492,625
Baxter International, Inc.	22,563	772,332
Becton Dickinson & Co.	12,689	2,906,542
Boston Scientific Corp.(a)	65,130	6,570,314
Cooper Cos, Inc. (The)(a)	8,820	743,967
DexCom, Inc.(a)	17,265	1,179,027
Edwards Lifesciences Corp.(a)	26,064	1,889,119
GE HealthCare Technologies, Inc.	20,209	1,631,068
Hologic, Inc.(a)	9,916	612,511
IDEXX Laboratories, Inc.(a)	3,619	1,519,799
Insulet Corp.(a)	3,100	814,091
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuitive Surgical, Inc.(a)	15,761	7,805,951
Medtronic PLC	56,666	5,092,007
ResMed, Inc.	6,490	1,452,787
Solventum Corp.(a)	6,107	464,376
STERIS PLC	4,342	984,114
Stryker Corp.	15,176	5,649,266
Zimmer Biomet Holdings, Inc.	8,797	995,644
Total		51,742,897
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	10,675	1,470,695
Cencora, Inc.	7,627	2,120,992
Centene Corp.(a)	21,916	1,330,520
Cigna Group (The)	12,099	3,980,571
CVS Health Corp.	55,716	3,774,759
DaVita, Inc.(a)	1,944	297,374
Elevance Health, Inc.	10,249	4,457,905
HCA Healthcare, Inc.	7,902	2,730,536
Henry Schein, Inc.(a)	5,510	377,380
Humana, Inc.	5,331	1,410,582
Labcorp Holdings, Inc.	3,686	857,880
McKesson Corp.	5,538	3,727,019
Molina Healthcare, Inc.(a)	2,453	807,994
Quest Diagnostics, Inc.	4,905	829,926
UnitedHealth Group, Inc.	40,668	21,299,865
Universal Health Services, Inc., Class B	2,595	487,600
Total		49,961,598
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	12,607	1,474,767
Bio-Techne Corp.	6,986	409,589
Charles River Laboratories International, Inc.(a)	2,260	340,175
Danaher Corp.	28,282	5,797,810
IQVIA Holdings, Inc.(a)	7,393	1,303,386
Mettler-Toledo International, Inc.(a)	924	1,091,161
Revvity, Inc.	5,378	568,992
Thermo Fisher Scientific, Inc.	16,903	8,410,933
Waters Corp.(a)	2,624	967,128
West Pharmaceutical Services, Inc.	3,200	716,416
Total		21,080,357
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	89,678	5,469,461
Eli Lilly & Co.	34,820	28,758,186
Johnson & Johnson	106,395	17,644,547
Merck & Co., Inc.	111,787	10,034,001
Pfizer, Inc.	250,431	6,345,922
Viatris, Inc.	52,746	459,418
Zoetis, Inc.	19,788	3,258,094
Total		71,969,629
Total Health Care		234,856,399
Industrials 8.4%
Aerospace & Defense 2.0%
Axon Enterprise, Inc.(a)	3,201	1,683,566
Boeing Co. (The)(a)	33,147	5,653,221
General Dynamics Corp.	11,213	3,056,440
General Electric Co.	47,430	9,493,114
Howmet Aerospace, Inc.	17,898	2,321,908
Huntington Ingalls Industries, Inc.	1,729	352,785
L3Harris Technologies, Inc.	8,322	1,741,878
Lockheed Martin Corp.	9,258	4,135,641
Northrop Grumman Corp.	6,013	3,078,716
RTX Corp.	58,868	7,797,655
Textron, Inc.	8,068	582,913
TransDigm Group, Inc.	2,478	3,427,793
Total		43,325,630
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	5,246	537,190
Expeditors International of Washington, Inc.	6,186	743,866
FedEx Corp.	9,792	2,387,094
United Parcel Service, Inc., Class B	32,320	3,554,877
Total		7,223,027
Building Products 0.5%
Allegion PLC	3,841	501,097
AO Smith Corp.	5,218	341,048
Builders FirstSource, Inc.(a)	5,086	635,445
Carrier Global Corp.	35,687	2,262,556
Johnson Controls International PLC	29,172	2,336,969
Lennox International, Inc.	1,415	793,574

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	9,368	651,451
Trane Technologies PLC	9,912	3,339,551
Total		10,861,691
Commercial Services & Supplies 0.6%
Cintas Corp.	15,158	3,115,424
Copart, Inc.(a)	38,747	2,192,693
Republic Services, Inc.	8,970	2,172,175
Rollins, Inc.	12,411	670,566
Veralto Corp.	10,929	1,065,031
Waste Management, Inc.	16,140	3,736,571
Total		12,952,460
Construction & Engineering 0.1%
Quanta Services, Inc.	6,523	1,658,016
Electrical Equipment 0.7%
AMETEK, Inc.	10,222	1,759,615
Eaton Corp. PLC	17,464	4,747,239
Emerson Electric Co.	24,919	2,732,119
GE Vernova, Inc.	12,192	3,721,974
Generac Holdings, Inc.(a)	2,634	333,596
Hubbell, Inc.	2,372	784,919
Rockwell Automation, Inc.	4,997	1,291,125
Total		15,370,587
Ground Transportation 0.9%
CSX Corp.	85,219	2,507,995
JB Hunt Transport Services, Inc.	3,510	519,305
Norfolk Southern Corp.	10,006	2,369,921
Old Dominion Freight Line, Inc.	8,303	1,373,731
Uber Technologies, Inc.(a)	92,316	6,726,144
Union Pacific Corp.	26,704	6,308,553
Total		19,805,649
Industrial Conglomerates 0.5%
3M Co.	23,991	3,523,318
Honeywell International, Inc.	28,735	6,084,636
Total		9,607,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	21,120	6,965,376
Cummins, Inc.	6,075	1,904,148
Deere & Co.	11,193	5,253,435
Dover Corp.	6,064	1,065,324
Fortive Corp.	15,078	1,103,408
IDEX Corp.	3,346	605,526
Illinois Tool Works, Inc.	11,803	2,927,262
Ingersoll Rand, Inc.	17,804	1,424,854
Nordson Corp.	2,397	483,523
Otis Worldwide Corp.	17,523	1,808,374
PACCAR, Inc.	23,174	2,256,452
Parker-Hannifin Corp.	5,690	3,458,666
Pentair PLC	7,302	638,779
Snap-On, Inc.	2,315	780,178
Stanley Black & Decker, Inc.	6,813	523,783
Westinghouse Air Brake Technologies Corp.	7,550	1,369,192
Xylem, Inc.	10,736	1,282,523
Total		33,850,803
Passenger Airlines 0.2%
Delta Air Lines, Inc.	28,355	1,236,278
Southwest Airlines Co.	26,190	879,460
United Airlines Holdings, Inc.(a)	14,533	1,003,504
Total		3,119,242
Professional Services 0.7%
Automatic Data Processing, Inc.	17,980	5,493,429
Broadridge Financial Solutions, Inc.	5,171	1,253,761
Dayforce, Inc.(a)	7,026	409,827
Equifax, Inc.	5,480	1,334,709
Jacobs Solutions, Inc.	5,415	654,619
Leidos Holdings, Inc.	5,796	782,112
Paychex, Inc.	14,161	2,184,759
Paycom Software, Inc.	2,081	454,657
Verisk Analytics, Inc.	6,240	1,857,149
Total		14,425,022
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	25,340	1,965,117
United Rentals, Inc.	2,886	1,808,656
W.W. Grainger, Inc.	1,958	1,934,171
Total		5,707,944
Total Industrials		177,908,025
Information Technology 29.4%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	45,650	3,536,962
Cisco Systems, Inc.	176,003	10,861,145
F5, Inc.(a)	2,548	678,456
Juniper Networks, Inc.	14,631	529,496
Motorola Solutions, Inc.	7,385	3,233,227
Total		18,839,286
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	53,519	3,510,311
CDW Corp.	5,889	943,771
Corning, Inc.	34,067	1,559,587
Jabil, Inc.	4,840	658,579
Keysight Technologies, Inc.(a)	7,641	1,144,393
TE Connectivity PLC	13,185	1,863,304
Teledyne Technologies, Inc.(a)	2,059	1,024,785
Trimble Navigation Ltd.(a)	10,862	713,090
Zebra Technologies Corp., Class A(a)	2,270	641,411
Total		12,059,231
IT Services 1.2%
Accenture PLC, Class A	27,641	8,625,098
Akamai Technologies, Inc.(a)	6,639	534,439
Cognizant Technology Solutions Corp., Class A	21,858	1,672,137
EPAM Systems, Inc.(a)	2,507	423,282
Gartner, Inc.(a)	3,395	1,425,017
GoDaddy, Inc., Class A(a)	6,240	1,124,074
International Business Machines Corp.	40,861	10,160,496
VeriSign, Inc.(a)	3,595	912,663
Total		24,877,206
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 9.8%
Advanced Micro Devices, Inc.(a)	71,611	7,357,314
Analog Devices, Inc.	21,924	4,421,413
Applied Materials, Inc.	35,914	5,211,840
Broadcom, Inc.	207,139	34,681,283
Enphase Energy, Inc.(a)	5,854	363,241
First Solar, Inc.(a)	4,731	598,140
Intel Corp.	191,348	4,345,513
KLA Corp.	5,872	3,991,786
Lam Research Corp.	56,726	4,123,980
Microchip Technology, Inc.	23,767	1,150,560
Micron Technology, Inc.	49,236	4,278,116
Monolithic Power Systems, Inc.	2,113	1,225,498
NVIDIA Corp.	1,082,240	117,293,171
NXP Semiconductors NV	11,231	2,134,564
ON Semiconductor Corp.(a)	18,623	757,770
QUALCOMM, Inc.	48,875	7,507,689
Skyworks Solutions, Inc.	7,103	459,067
Teradyne, Inc.	7,197	594,472
Texas Instruments, Inc.	40,229	7,229,151
Total		207,724,568
Software 9.7%
Adobe, Inc.(a)	19,237	7,377,967
ANSYS, Inc.(a)	3,865	1,223,504
Autodesk, Inc.(a)	9,501	2,487,362
Cadence Design Systems, Inc.(a)	12,120	3,082,480
Crowdstrike Holdings, Inc., Class A(a)	10,885	3,837,833
Fair Isaac Corp.(a)	1,079	1,989,849
Fortinet, Inc.(a)	28,112	2,706,061
Gen Digital, Inc.	23,967	636,084
Intuit, Inc.	12,370	7,595,056
Microsoft Corp.	328,516	123,321,621
Oracle Corp.	71,688	10,022,699
Palantir Technologies, Inc., Class A(a)	90,584	7,645,290
Palo Alto Networks, Inc.(a)	29,259	4,992,756
PTC, Inc.(a)	5,317	823,869
Roper Technologies, Inc.	4,739	2,794,020
Salesforce, Inc.	42,291	11,349,213
ServiceNow, Inc.(a)	9,103	7,247,262

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	6,831	2,929,474
Tyler Technologies, Inc.(a)	1,891	1,099,409
Workday, Inc., Class A(a)	9,457	2,208,493
Total		205,370,302
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.(c)	663,842	147,459,223
Dell Technologies, Inc.	13,786	1,256,594
Hewlett Packard Enterprise Co.	58,041	895,573
HP, Inc.	41,442	1,147,529
NetApp, Inc.	8,984	789,155
Seagate Technology Holdings PLC	9,356	794,792
Super Micro Computer, Inc.(a)	22,254	761,977
Western Digital Corp.(a)	15,371	621,449
Total		153,726,292
Total Information Technology		622,596,885
Materials 2.0%
Chemicals 1.3%
Air Products & Chemicals, Inc.	9,831	2,899,359
Albemarle Corp.	5,196	374,216
CF Industries Holdings, Inc.	7,690	600,974
Corteva, Inc.	30,296	1,906,527
Dow, Inc.	31,103	1,086,117
DuPont de Nemours, Inc.	18,474	1,379,638
Eastman Chemical Co.	5,089	448,392
Ecolab, Inc.	11,137	2,823,452
International Flavors & Fragrances, Inc.	11,299	876,915
Linde PLC	21,042	9,797,997
LyondellBasell Industries NV, Class A	11,454	806,362
Mosaic Co. (The)	14,037	379,139
PPG Industries, Inc.	10,252	1,121,056
Sherwin-Williams Co. (The)	10,239	3,575,356
Total		28,075,500
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,701	1,291,429
Vulcan Materials Co.	5,836	1,361,539
Total		2,652,968
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	63,871	619,549
Avery Dennison Corp.	3,551	631,971
Ball Corp.	13,188	686,699
International Paper Co.	23,300	1,243,055
Packaging Corp. of America	3,940	780,199
Smurfit WestRock PLC	21,849	984,516
Total		4,945,989
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	63,506	2,404,337
Newmont Corp.	50,309	2,428,919
Nucor Corp.	10,377	1,248,768
Steel Dynamics, Inc.	6,257	782,626
Total		6,864,650
Total Materials		42,539,107
Real Estate 2.3%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,408	333,370
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	6,808	629,808
Healthpeak Properties, Inc.	30,915	625,101
Ventas, Inc.	19,318	1,328,306
Welltower, Inc.	26,923	4,124,873
Total		6,708,088
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	30,891	438,961
Industrial REITs 0.2%
Prologis, Inc.	40,959	4,578,807
Office REITs 0.0%
BXP, Inc.	6,431	432,099
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	13,062	1,708,249
CoStar Group, Inc.(a)	18,623	1,475,500
Total		3,183,749
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,278	1,347,384
Camden Property Trust	4,714	576,522
Equity Residential	15,102	1,081,001
Essex Property Trust, Inc.	2,840	870,659
Invitation Homes, Inc.	25,177	877,419
Mid-America Apartment Communities, Inc.	5,166	865,718
UDR, Inc.	13,305	600,987
Total		6,219,690
Retail REITs 0.3%
Kimco Realty Corp.	30,028	637,795
Realty Income Corp.	38,677	2,243,653
Regency Centers Corp.	7,213	532,031
Simon Property Group, Inc.	13,553	2,250,882
Total		5,664,361
Specialized REITs 1.0%
American Tower Corp.	20,650	4,493,440
Crown Castle, Inc.	19,205	2,001,737
Digital Realty Trust, Inc.	13,984	2,003,767
Equinix, Inc.	4,301	3,506,820
Extra Space Storage, Inc.	9,368	1,391,054
Iron Mountain, Inc.	12,981	1,116,885
Public Storage	6,964	2,084,256
SBA Communications Corp.	4,752	1,045,488
VICI Properties, Inc.	46,585	1,519,603
Weyerhaeuser Co.	32,064	938,834
Total		20,101,884
Total Real Estate		47,661,009
Utilities 2.5%
Electric Utilities 1.6%
Alliant Energy Corp.	11,339	729,665
American Electric Power Co., Inc.	23,563	2,574,729
Constellation Energy Corp.	13,825	2,787,535
Duke Energy Corp.	34,292	4,182,595
Edison International	17,109	1,008,062
Entergy Corp.	18,950	1,620,035
Evergy, Inc.	10,163	700,739
Eversource Energy	16,209	1,006,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	44,422	2,046,966
FirstEnergy Corp.	22,668	916,240
NextEra Energy, Inc.	90,875	6,442,129
NRG Energy, Inc.	8,952	854,558
PG&E Corp.	96,937	1,665,378
Pinnacle West Capital Corp.	5,025	478,631
PPL Corp.	32,626	1,178,125
Southern Co. (The)	48,419	4,452,127
Xcel Energy, Inc.	25,376	1,796,367
Total		34,440,622
Gas Utilities 0.0%
Atmos Energy Corp.	7,014	1,084,224
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	31,421	390,249
Vistra Corp.	15,035	1,765,710
Total		2,155,959
Multi-Utilities 0.7%
Ameren Corp.	11,927	1,197,471
CenterPoint Energy, Inc.	28,800	1,043,424
CMS Energy Corp.	13,204	991,752
Consolidated Edison, Inc.	15,310	1,693,133
Dominion Energy, Inc.	37,121	2,081,374
DTE Energy Co.	9,158	1,266,277
NiSource, Inc.	20,767	832,549
Public Service Enterprise Group, Inc.	22,017	1,811,999
Sempra	27,991	1,997,438
WEC Energy Group, Inc.	14,039	1,529,970
Total		14,445,387
Water Utilities 0.1%
American Water Works Co., Inc.	8,613	1,270,590
Total Utilities		53,396,782
Total Common Stocks (Cost $1,015,040,130)		2,101,459,550

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2025 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(d)	19,503,372	19,499,472
Total Money Market Funds (Cost $19,499,616)		19,499,472
Total Investments in Securities (Cost: $1,034,539,746)		2,120,959,022
Other Assets & Liabilities, Net		253,097
Net Assets		2,121,212,119
At March 31, 2025, securities and/or cash totaling $3,642,932 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	80	06/2025	USD	22,613,000	218,712	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,290,514	—	(1,920)	(230,642)	2,057,952	23,715	6,367	4,251
Columbia Short-Term Cash Fund, 4.504%
	24,651,408	20,230,256	(25,382,002)	(190)	19,499,472	21	231,764	19,503,372
Total	26,941,922			(230,832)	21,557,424	23,736	238,131

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7014_12_D01_(05/25)